INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates and joint ventures (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Investment in associates and joint ventures	$ 2,720,559	$ 2,506,315
Investments in associates at fair value	1,358,368	1,263,765
Investments in associates at equity value	779,788	709,327
Associates
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Investment in associates and joint ventures	2,138,156	1,973,092
Joint ventures
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Investment in associates and joint ventures	$ 582,403	$ 533,223